Guarantee deposits	12 Months Ended
Dec. 31, 2024
Guarantee Deposits
Guarantee deposits

11. Guarantee deposits

An analysis of this caption as of December 31, 2024 and 2023 is as follows:

	2024		2023
Current asset:
Credit letters deposits	US$	216,534	US$	138,207
Aircraft maintenance deposits paid to lessors (Note 1j)		7,493		7,056
Other guarantee deposits		2,020		1,428
Deposits for rental of flight equipment		1,164		1,145
		227,211		147,836
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)		375,263		409,997
Deposits for rental of flight equipment		46,232		48,125
Other guarantee deposits		4,698		3,874
		426,193		461,996
	US$	653,404	US$	609,832